[Letterhead of Ballard Spahr Andrews & Ingersoll, LLP]

October 20, 2004

Via EDGAR, Facsimile and FedEx

United States Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Mail Stop 0309

Washington, D.C. 20549

Attention:	Jeffrey P. Riedler
Assistant Director

Re:	PMA Capital Corporation

Registration Statement on Form S-4 filed October 1, 2004,

as amended on October 5, 2004

File No. 333-119435

Dear Mr. Riedler:

This letter responds to the Staff’s comment letter dated October 18, 2004 to Robert L. Pratter, Esq., Senior Vice President, General Counsel and Secretary of PMA Capital Corporation (the “Company”), regarding the above-captioned Registration Statement (the “Registration Statement”). The purpose of this response letter is to address, on behalf of the Company, the comments related to the Registration Statement. For your convenience, each of the Staff’s comments with respect to the Registration Statement has been reproduced, followed by the Company’s response to such comment.

Form S-4

General

1. Please tell us whether the issuance of the original debentures was a registered transaction or was made pursuant to an exemption. If the transaction was registered, please provide us with the file number of the relevant registration statement.

RESPONSE:	The issuance of the original debentures was a registered transaction. The file number of the relevant registration statement is 333-84764.

2. Please relocate the information found on pages 1-3 so that the summary may begin on the first or second page of the disclosure document provided to security holders as required by instruction one to Item 1001 of Regulation MA. Further, please be sure that such information does not precede the risk factor section as required by Item 503 of Regulation S-K.

RESPONSE:	The Company has relocated the information as requested.

Where You Can Find More Information, page 1

3. Although Form S-4 may allow you to incorporate by reference to periodic reports filed after a registration statement, Schedule TO does not permit such “forward” incorporation. Therefore, please ensure that you amend the Schedule TO to specifically reference the periodic reports you wish to incorporate, as they are filed.

RESPONSE:	The Company will amend Schedule TO to specifically reference the periodic reports that it wishes to incorporate, as such reports are filed.

Forward-Looking Statements, page 2

4. The safe harbor for forward-looking statements in the Private Securities Litigation Reform Act of 1995 does not by its terms apply to statements made in connection with a tender offer. See Section 27A(b)(2)(C) of the Securities Act of 1933 and Section 21E(b)(2)(C) of the Securities Exchange Act of 1934. Therefore, your reference to the defined term “forward-looking statements” within the meaning of the Securities Act and the Exchange Act is inappropriate. Please delete the reference, or revise to make clear that the Reform Act protections do not apply to statements made in the prospectus.

RESPONSE:	As requested, the Company has deleted the reference.

The Exchange Offer, page 8

Purpose of the Exchange Offer, page 8

5. Here and in the prospectus generally, please prominently explain how this exchange offer will aid you in your attempt to improve your financial strength ratings as well as your debt rating.

RESPONSE:	As requested, the Company has added this disclosure on page 5 and page 35.

Conditions to the Exchange Offer, page 8

6. We note your reference on page 8 to the fact that the exchange offer is subject to certain conditions, including the consent of the issuing bank under your letter of credit facility. However, we don’t see a discussion of this condition in the appropriate section on page 37 of the prospectus. Please describe this condition specifically in your section entitled Conditions to the Exchange Offer on pages 37-38. If true, please clarify that the conditions regarding the consent of the issuing bank under your letter of credit facility are not within your control.

RESPONSE:	As requested, the Company has added on page 5 and page 35 that the consent of the issuing bank under its letter of credit facility is not within our control.

Conditions to the Exchange Offer, page 37

7. In our view, you may condition a tender offer on any number of conditions, as long as they are described with reasonable specificity, capable of some measure of objective verification, and outside of your control. In the first paragraph in this section, the phrase “regardless of the circumstances giving rise to the failure of the condition” implies that you may assert an offer condition even when the condition is “triggered” by your own action or inaction. Please revise in accordance with our position.

RESPONSE: The Company revised the disclosure as requested in the first paragraph under “Conditions to the Exchange Offer” on page 35.

8. In the same paragraph, you state that you may decide to terminate the exchange offer if one of the listed offer condition occurs and you make the secondary determination that it is “inadvisable to proceed with the offer . . .” We agree. However, if a listed offer condition is implicated by events that occur during the exchange offer, in order to continue the offer, you must waive that condition. As you aware, waiver of an offer condition may require an extension of the offer and/or dissemination of additional offering material. Please confirm your understanding in a supplemental response.

RESPONSE: The Company confirms its understanding of the above.

9. The last listed offer condition (on page 37) refers to “any outbreak or escalation of major hostilities in which the United States is involved, any declaration of war by Congress or any other substantial national or international calamity or emergency if the effect of any such outbreak, escalation, declaration, calamity or emergency has a reasonable likelihood to make it impractical or inadvisable to proceed with completion of the exchange offer.” Given the current situation in Iraq and the recent escalation of hostilities there, we are concerned that your offer condition is drafted so broadly and generally as to make it difficult to determine whether it has been “triggered” by events as they occur. Please revise or advise.

RESPONSE: The Company has revised the disclosure on page 36.

10. Several of your listed offer conditions refer to an impairment of the benefits the company expects to receive from this offer. Since holders of debentures should have a reasonable idea whether or not an offer condition is triggered, or at least should understand how this determination will be made, please advise to specify or generally describe those benefits.

RESPONSE: The Company has deleted the phrase “or would be material to holders of existing debentures” in the second bullet of item (2) under “Conditions to the Exchange Offer” on page 35.

Withdrawal of Tenders, page 41

11. Here and in the corresponding summary section, disclose that tendering debenture holders also have withdrawal rights after the expiration of forty business days from the date this exchange offer commenced, if the tendered notes have not yet been accepted for payment. See Rule 13e-4(f)(2)(ii).

RESPONSE: The Company has added the disclosure as requested.

Purchase of Debt Securities Other than in the Exchange Offer, page 42

12. Since debenture holders are unlikely to understand the applicable provisions of the securities laws relating to the purchase of subject securities outside of the exchange offer, it may be helpful to clarify that you will not purchase these debentures outside of the offer during the term of the offer and for ten business days after it ends. See Rules 13e-4(f)(6) and 14e-5.

RESPONSE:	The Company has added this disclosure as requested on page 40.

Dealer Manager, page 43

13. We note that you will pay a fee to the dealer manager based on the number of debentures. We object to fees paid to a dealer manager based on tenders of subject securities it holds for its own account. Please indicate whether you intend to pay fees under those circumstances. If you do not, indicate how you will ensure that (i.e., What mechanism will you use to determine who holds the tendered securities when calculating the fee owed to Banc of America Securities, LLC?)

RESPONSE:	Banc of America Securities LLC has informed the Company that it does not hold any existing debentures and that it has restricted itself from all trading in the existing debentures until the expiration of the exchange offer. Banc of America Securities LLC has also informed the Company that these precautions should prevent it from being paid fees as dealer manager for tenders of existing debentures held for its own account.

Other Fees and Expenses, page 43

14. Your disclosure indicates that your officers, employees, affiliates, dealer manager and the information agent may make additional solicitations by telegraph, facsimile, telephone, or in person. Provide us with any scripts, outlines, instructions or other written materials furnished to the individuals for the purpose of soliciting tenders. We remind you to file any written communications under Rule 425 if required under Rule 165(b).

RESPONSE:	The Company will provide the Staff with any scripts, outlines, instructions or other written materials furnished to the individuals for the purpose of soliciting tenders. The Company will file any written communications under Rule 425 if required under Rule 165(b).

15. Please provide a reasonably itemized list of expenses pursuant to Item 1007(c) of Regulation MA and disclose whether or not the Company has paid or will be responsible for payment of same.

RESPONSE:	As requested, the Company has added this disclosure on page 42 under the heading “Other Fees and Expenses.”

Legal Matters

16.	Please identify the certain legal matters that will be passed upon for the dealer manager by Katten Muchin Zavis Rosenman.

RESPONSE:	The Company has been informed by Katten Muchin Zavis Rosenman that it is not rendering a legal opinion in connection with the exchange offer. Accordingly, the Company has deleted this disclosure.

Exhibits

17.	Please note that all exhibits are subject to our review. Accordingly, please file all exhibits with your next amendment.

RESPONSE:	We expect to file all exhibits not previously filed with an amendment to the registration statement to be filed with the Commission as soon as possible.

Exhibit 8.1

18. We note in the last paragraph counsel consents to the use of the opinion as an exhibit to the registration statement and to the use of its name. Counsel must also consent to disclosure in the prospectus of the tax opinion.

RESPONSE:	We have revised the opinion to add the consent to disclosure in the prospectus of the tax opinion.

Please direct any questions or comments to me at (215) 864-8606 or Craig Circosta at (215) 864-8520.

Sincerely,

/S/ JUSTIN P. KLEIN
Justin P. Klein

cc:	Robert L. Pratter, Esq.

Craig Circosta, Esq.

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